Restricted cash	12 Months Ended
Dec. 31, 2025
Restricted cash
Restricted cash
15	Restricted cash

	As of December 31,
	2024	2025
	RMB’000	RMB’000
Non-Current
Deposits for renting office (Note (i))	6,635	—
Deposits for bank guarantee	3,034	6,487
	9,669	6,487
Current
Deposits for renting office (Note (i))	—	6,488
Deposits for bank guarantee and credit cards	4,814	6,422
	4,814	12,910

Notes:

(i)	Deposits for renting office represents cash held in collateral bank accounts in the U.S. with designated usage of deposits for renting office.